UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21778

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-DIAL-SEI

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2005









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Item 1.   Schedule of Investments

ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Quarterly Report (unaudited)

December 31, 2005




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
                                                Robeco-Sage Multi-Strategy Fund, L.L.C.

                                                  Schedule of Investments (unaudited)

                                                           December 31, 2005

                                                                                                %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL    LIQUIDITY
--------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                     $   500,000    $   504,611        2.91%    Quarterly
Amici Qualified Associates L.P.                                    600,000        613,175        3.53%    Quarterly
Criterion Institutional Partners, L.P.                             600,000        608,082        3.51%    Quarterly
Delta Institutional, L.P.                                          500,000        532,229        3.07%    Quarterly
FrontPoint Value Discovery Fund, L.P.                              600,000        609,561        3.51%    Quarterly
Highline Capital Partners QP, L.P.                                 600,000        607,180        3.50%    Quarterly
JL Partners, L.P.                                                  600,000        610,668        3.52%    Annually
Phinity Partners, L.P.                                             500,000        513,113        2.96%    Quarterly
Savannah-Baltimore L.P.                                            600,000        611,104        3.52%    Quarterly
Tracer Capital Partners QP, L.P.                                   500,000        517,346        2.98%    Quarterly
                                                               ----------------------------------------
           TOTAL LONG/SHORT EQUITY                               5,600,000      5,727,069       33.01%
                                                               ----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund L.P.                         500,000        505,342        2.91%    Quarterly
Centaurus Alpha Fund, L.P.                                         500,000        509,700        2.94%     Monthly
CSO US Ltd.                                                        750,000        756,713        4.36%    Quarterly
Eton Park Fund, L.P.                                             1,000,000      1,039,806        5.99%    Annually
Magnetar Capital Fund, L.P.                                        800,000        814,588        4.70%  Semiannually
                                                               ----------------------------------------
           TOTAL EVENT DRIVEN                                    3,550,000      3,626,149       20.90%
                                                               ----------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund LLC               800,000        808,155        4.66%    Quarterly
The Drake Absolute Return Fund, L.P.                               400,000        403,600        2.32%    Quarterly
Peloton Multi-Strategy Fund L.P.                                   800,000        817,012        4.71%    Quarterly
                                                               ----------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                     2,000,000      2,028,767       11.69%
                                                               ----------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                   800,000        812,800        4.68%   Biannually
Greywolf Capital Partners II L.P.                                  750,000        761,133        4.39%    Annually
                                                               ----------------------------------------
           TOTAL DISTRESSED                                      1,550,000      1,573,933        9.07%
                                                               ----------------------------------------
MACRO:
Bridgewater Pure Alpha Trading Company Ltd.                      1,000,000      1,006,518        5.80%     Monthly
The Grossman Global Macro Hedge Fund, LLC                          300,000        295,912        1.71%     Monthly
                                                               ----------------------------------------
           TOTAL MACRO                                           1,300,000      1,302,430        7.51%
                                                               ----------------------------------------

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                                                Robeco-Sage Multi-Strategy Fund, L.L.C.

                                            Schedule of Investments (concluded) (unaudited)

                                                           December 31, 2005

                                                                                                %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL    LIQUIDITY
--------------------------------------------------------------------------------------------------------------------
STRUCTURED CREDIT:
Dune Capital, L.P.                                             $   750,000    $   751,432        4.33%    Annually
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short LLC          700,000        715,197        4.12%    Quarterly
MULTI-STRATEGY RELATIVE VALUE:
Tempo Fund, LLC                                                    600,000        609,413        3.51%    Quarterly
                                                               ----------------------------------------
           TOTAL PORTFOLIO FUNDS                               $16,050,000    $16,334,390       94.14%
                                                               ========================================


*Percentages are based on Members' Capital of $17,350,787.

At December 31, 2005, the aggregate cost of investments for tax purposes was $16,050,000. Net unrealized appreciation on investments for tax purposes was $284,390 consisting of $288,478 of gross unrealized appreciation and $(4,088) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.14% of Members' Capital, have been fair valued.














For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's prospectus.

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Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange
Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


                                         /s/ Timothy J. Stewart
By (Signature and Title)*                ----------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         /s/ Timothy J. Stewart
By (Signature and Title)*                ----------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 28, 2006

                                         /s/ Roland Toppen
By (Signature and Title)*                ----------------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: February 28, 2006

* Print the name and title of each signing officer under his or her signature.